ASSET ACQUISITION (Tables)	12 Months Ended
Mar. 31, 2021
ASSET ACQUISITION
Consideration allocated to acquired assets
Asset	Consideration ($)	Relative Fair Value
Equipment	7,015,000	69.2%
Vehicles	202,000	2%
Buildings	2,797,000	26.6%
Land	122,000	1.2%
Total	10,136,000	100%